One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com

ANTONIO G. FRAONE

antonio.fraone@dechert.com +1 617 728 7141 Direct +1 617 275 8374 Fax

February 27, 2025

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re: Clearwater Investment Trust (the “Registrant”)

File Nos. 33-12289 and 811-05038

Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 68 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 68 to the Registration Statement under the Investment Company Act of 1940, as amended.

This filing is being made for the purpose of updating subadviser and strategy disclosure, making certain non-material changes, and filing related exhibits.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617.728.7141.

Very truly yours,

/s/ Antonio G. Fraone
Antonio G. Fraone

cc:	Jason K. Mitchell

John V. O’Hanlon

Stephanie A. Capistron